Long-term Investments	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Long-term Investments

3.Long-term Investments

At December 31, 2019 and 2018, the Company held 125,000 common shares at a total cost of $1,000 in a private U.S. company which undertakes research into synthetic genomic processes which may have a beneficial environmental impact within the energy and maritime industries. Management performed a qualitative assessment considering impairment indicators and evaluated that the investment is impaired in 2019. The impairment charge of $1,000 is included in “Impairment Charges” in the accompanying Consolidated Statements of Comprehensive Income (Loss). No income was received from this investment during 2019, 2018 and 2017.